The following table presents changes in Level 3 liabilities measured at fair value for the year ended January 31, 2021 (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Balance, January 31, 2021	$ 213,741	$ 2,611,125
[custom:ChangesduetoConversionofNotesPayables]	(76,144)
Balance, October 31, 2021	391,868	213,741	$ 2,611,125
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 31, 2021	213,741	2,611,125	2,041,260
[custom:SettlementDueToRepaymentOfDebt]	(151,163)	264,487	1,212,189
[custom:ChangesduetoIssuanceofNewConvertibleNotes]	316,883	(3,470,300)	(67,623)
[custom:ChangesduetoConversionofNotesPayables]		(20,185)	(755,253)
[custom:MarkToMarketChangeInDerivatives]	88,551	828,614	180,552
Balance, October 31, 2021	$ 391,868	$ 213,741	$ 2,611,125